CONSOLIDATED STATEMENTS OF CHANGES IN DEFICIT - USD ($)		Paid in capital	Preferred shares Series Angel equity interest with preferential rights	Preferred shares Angle preferred shares	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Additional paid in capital Class A ordinary shares	Additional paid in capital	Statutory Reserves	Accumulated other comprehensive (loss)/income	Accumulated deficit	Non controlling interests	Redeemable non-controlling interest of sponsored fund	Class A ordinary shares	Class B ordinary shares	Total
Beginning balance at Dec. 31, 2016		$ 357,338	$ 496,584					$ 6,942,155		$ (1,431,921)	$ (15,673,525)	$ 110,816				$ (9,198,553)
Changes in equity
Share based compensation								349,700								349,700
Foreign currency translation adjustment										1,638,655		(18,020)				1,620,635
Net loss											(7,510,049)	(417,445)				(7,927,494)
Return of capital to a limited partnership (note1)	[1]											(140,229)				(140,229)
Ending balance at Dec. 31, 2017		357,338	496,584					7,291,855		206,734	(23,183,574)	(464,878)				(15,295,941)
Changes in equity
Reorganization effect (note 2)	[2]	$ (357,338)	$ (496,584)	$ 4,197	$ 332	$ 4,106		845,287
Reorganization effect (note 2) (in shares)	[2]			419,736,104	33,170,968	410,643,948
Issuance of ordinary shares					$ 25	$ 1,079	$ 178,429							$ 178,454	$ 1,079
Issuance of ordinary shares (In shares)					2,480,000	107,863,347
Class B ordinary shares converted into Class A ordinary shares					$ 1,809	$ (1,809)
Class B ordinary shares converted into Class A ordinary shares (in shares)					180,895,573	(180,895,573)
Share based compensation								34,204,761								34,204,761
Foreign currency translation adjustment										(1,014,579)		78,967				(935,612)
Investment in sponsored fund from noncontrolling shareholders													$ 2,204,940
Unrealized gain on availableforsale investments										262,857						262,857
Net loss											(43,207,732)	(1,085,823)				(44,293,555)
Ending balance at Dec. 31, 2018				$ 4,197	$ 2,166	$ 3,376		42,520,332		(544,988)	(66,391,306)	(1,471,734)	2,204,940			(25,877,957)
Ending balance (in shares) at Dec. 31, 2018				419,736,104	216,546,541	337,611,722
Changes in equity
Issuance of Class A ordinary shares upon initial public offering, net of offering costs of US$3,462,099					$ 2,373			114,763,528								114,765,901
Issuance of Class A ordinary shares upon initial public offering, net of offering costs of US$3,462,099 (in shares)					237,375,000
Conversion of convertible preferred shares to Class A ordinary shares upon initial public offering				$ (4,197)	$ 12,295			122,692,824								122,700,922
Conversion of convertible preferred shares to Class A ordinary shares upon initial public offering (in shares)				(419,736,104)	1,229,518,986
Issuance of Class A ordinary shares in relation to the acquisition of Marsco Investment Corporation					$ 85			2,999,915								3,000,000
Issuance of Class A ordinary shares in relation to the acquisition of Marsco Investment Corporation (in shares)					8,508,390
Issuance of Class A ordinary shares upon settlement of share-based awards					$ 853			200,157								201,010
Issuance of Class A ordinary shares upon settlement of share-based awards (in shares)					85,269,532
Share based compensation								4,062,600								4,062,600
Provision of statutory reserve									$ 724,008		(724,008)
Foreign currency translation adjustment										(321,433)						(321,433)
Investment in sponsored fund from noncontrolling shareholders													239,609
Net loss											(6,589,431)		639,573			(6,589,431)
Acquisition of additional equity interest from non-controlling shareholders								(1,471,734)				$ 1,471,734
Ending balance at Dec. 31, 2019					$ 17,772	$ 3,376		$ 285,767,622	$ 724,008	$ (866,421)	$ (73,704,745)		$ 3,084,122			$ 211,941,612
Ending balance (in shares) at Dec. 31, 2019					1,777,218,449	337,611,722

[1]	In August 2016, a subsidiary of the Group established a limited partnership, which was dissolved in November 2017.
[2]	Represents the reorganization transactions to redomicile the Company’s business from the People’s Republic of China (the “PRC”) to the Cayman Islands as described in Note 1.